Revenue and Accounts Receivable (Details) - Schedule of Revenue Streams - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Jun. 07, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenue		$ 50	$ 175		$ 580
Feasibility Studies [Member]
Disaggregation of Revenue [Line Items]
Total revenue		50	175		125
Test Data Sales [Member]
Disaggregation of Revenue [Line Items]
Total revenue					150
Testing Services [Member]
Disaggregation of Revenue [Line Items]
Total revenue					$ 305